Schedule of Stock Option Activity (Details) - USD ($)	1 Months Ended			12 Months Ended
	Aug. 31, 2023	Feb. 28, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, granted	2,500	3,689,750	101,250
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options, outstanding, beginning balance				101,250
Weighted-average exercise price, outstanding, beginning balance				$ 3.28
Weighted average remaining contractual life (years), outstanding				9 years 1 month 6 days	9 years 4 months 24 days
Stock options, outstanding, beginning balance
Number of options, granted				3,689,750
Weighted-average exercise price, granted				$ 2.28
Weighted average remaining contractual life (years), granted				10 years
Exercise of stock options, shares
Weighted-average exercise price, exercised
Number of options, forfeited/cancelled				2,500
Weighted-average exercise price, forfeited/ cancelled				$ 3.28
Weighted average remaining contractual life (years), forfeited/canceled				8 years 8 months 12 days
Stock options, outstanding, ending balance				3,788,500	101,250
Weighted-average exercise price, outstanding, ending balance				$ 2.31	$ 3.28
Stock options, outstanding, beginning balance
Number of options, exercisable				68,519
Weighted-average exercise price, exercisable				$ 3.28
Weighted average remaining contractual term, exercisable				8 years 8 months 12 days
Stock options, outstanding, exercisable